Exchange rates	6 Months Ended
Sep. 30, 2018
Foreign exchange rates [abstract]
Exchange rates
Exchange rates

The consolidated results are affected by the exchange rates used to translate the results of our US operations and US dollar transactions. The US dollar to pound sterling exchange rates used were:

30 September	2018	2017	Year Ended 31 March 2018

Closing rate applied at period end	1.30	1.34	1.40
Average rate applied for the period	1.31	1.31	1.36